Intangible Assets, Net (Details) - Schedule of Intangible Assets $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Schedule of Intangible Assets [Abstract]
Acquisition cost, beginning balance	$ 368,377
Additions	65,426
Disposals
Acquisition cost, ending period	433,803
Accumulated amortization, beginning balance	(49,016)
Amortization expense	(15,027)
Eliminated disposals
Accumulated amortization, ending period	(64,043)
Brand [Member]
Schedule of Intangible Assets [Abstract]
Acquisition cost, beginning balance	253,000
Additions
Disposals
Acquisition cost, ending period	253,000
Customer relationships [Member]
Schedule of Intangible Assets [Abstract]
Acquisition cost, beginning balance	64,000
Additions
Disposals
Acquisition cost, ending period	64,000
Accumulated amortization, beginning balance	(37,333)
Amortization expense	(6,400)
Eliminated disposals
Accumulated amortization, ending period	(43,733)
Software [Member]
Schedule of Intangible Assets [Abstract]
Acquisition cost, beginning balance	45,984
Additions	65,356
Disposals
Acquisition cost, ending period	111,340
Accumulated amortization, beginning balance	(7,096)
Amortization expense	(8,377)
Eliminated disposals
Accumulated amortization, ending period	(15,473)
Brands and logo rights [Member]
Schedule of Intangible Assets [Abstract]
Acquisition cost, beginning balance	5,393
Additions	70
Disposals
Acquisition cost, ending period	5,463
Accumulated amortization, beginning balance	(4,587)
Amortization expense	(250)
Eliminated disposals
Accumulated amortization, ending period	$ (4,837)